Sep

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 82.7%
	Bermuda - 1.1%
2,460,413	PAX Global Technology Ltd.	$ 1,906,310

	Canada - 4.7%
16,894	Franco-Nevada Corporation	1,872,024
109,400	Quebecor, Inc., Class B(a)	2,602,540
89,847	TC Energy Corporation(a)	3,509,877
		7,984,441
	Chile - 0.4%
102,546,552	Vina San Pedro Tarapaca S.A.(b)	644,171

	Denmark - 1.3%
118,157	ISS A/S	2,256,631

	Finland - 1.5%
174,741	Wartsila OYJ Abp(a)	2,531,989

	France - 11.0%
31,542	Air Liquide S.A.	6,132,895
36,000	BNP Paribas S.A.	2,487,568
140,974	Cie Plastic Omnium S.A.	1,867,618
9,154	Eiffage S.A.	980,483
6,701	Remy Cointreau S.A.	850,756
11,100	Schneider Electric S.E.	2,227,598
22,063	Sodexo S.A.	2,426,492
101,440	Worldline S.A.(c)	1,754,874
		18,728,284
	Germany - 0.7%
18,864	Fraport A.G. Frankfurt Airport Services Worldwide(c)	1,140,420

	Indonesia - 0.4%
567,665	Gudang Garam Tbk P.T.	749,402

	Ireland - 2.8%
71,853	Perrigo Company plc	2,312,230

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 82.7% (Continued)
	Ireland - 2.8% (Continued)
115,120	Ryanair Holdings plc(c)	$ 2,424,281
		4,736,511
	Israel - 0.9%
303,478	ICL Group Ltd.	1,537,373

	Japan - 8.4%
71,980	FANUC Corporation	2,117,254
32,000	Hitachi Ltd.	2,308,331
175,751	Nagaileben Company Ltd.	2,969,386
67,105	Sekisui Jushi Corporation	1,183,268
15,102	Shimano, Inc.(a)	2,338,917
150,100	T Hasegawa Company Ltd.	3,305,745
		14,222,901
	Korea (Republic Of) - 0.9%
33,748	S-1 Corporation	1,562,805

	Luxembourg - 1.8%
45,982	Eurofins Scientific S.E.	2,994,059

	Mexico - 1.6%
1,190,351	Megacable Holdings S.A.B. de C.V.	2,653,372

	Netherlands - 1.1%
9,033	Heineken N.V.	916,862
29,460	Koninklijke Vopak N.V.	990,023
		1,906,885
	Singapore - 3.8%
416,469	Oversea-Chinese Banking Corporation Ltd.	4,102,645
315,000	Singapore Exchange Ltd.	2,346,400
		6,449,045
	Spain - 2.5%
685,000	Banco Santander S.A.	2,858,200
53,818	Cia de Distribucion Integral Logista Holdings S.A.	1,454,476
		4,312,676

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 82.7% (Continued)
	Sweden - 4.2%
59,774	Loomis A.B.	$ 1,586,215
281,837	MEKO A.B.	3,057,589
180,000	Skandinaviska Enskilda Banken A.B.	2,477,569
		7,121,373
	Switzerland - 7.3%
1,408	Barry Callebaut A.G.	2,375,460
62,308	Julius Baer Group Ltd.	3,492,916
30,000	Nestle S.A.	3,478,029
155,950	Softwareone Holding A.G.	3,040,828
		12,387,233
	United Kingdom - 0.7%
565,176	Firstgroup plc	1,260,862

	United States - 25.6%
20,926	Brunswick Corporation	2,024,591
4,113	Carlisle Companies, Inc.	1,285,025
13,937	CarMax, Inc.(c)	1,069,525
24,000	Chevron Corporation	3,579,840
23,637	Dollar General Corporation	3,213,450
16,457	Emerson Electric Company	1,601,760
63,327	Envista Holdings Corporation(c)	1,523,648
16,100	FleetCor Technologies, Inc.(c)	4,550,021
58,155	Henry Schein, Inc.(c)	4,402,915
6,694	McDonald's Corporation	1,984,838
4,500	Meta Platforms, Inc., Class A(c)	1,592,820
4,927	O'Reilly Automotive, Inc.(c)	4,681,045
16,108	Ross Stores, Inc.	2,229,186
22,495	Scotts Miracle-Gro Company (The)(a)	1,434,056
42,312	Sonoco Products Company	2,363,971
14,500	Walmart, Inc.	2,285,925
12,500	Walt Disney Company (The)(c)	1,128,625
3,122	WW Grainger, Inc.	2,587,170
		43,538,411

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 82.7% (Continued)

	TOTAL COMMON STOCKS (Cost $122,484,113)			$ 140,625,154

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 5.7%
	United States - 5.7%
51,027	SPDR Gold Shares(c)			9,754,832

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,330,010)			9,754,832

Shares			Coupon Rate (%)	Fair Value
	PREFERRED STOCKS — 1.6%
	Germany - 1.6%
31,137	Dr Ing hc F Porsche A.G.		1.0100	2,746,574

	TOTAL PREFERRED STOCKS (Cost $2,804,232)			2,746,574

Shares				Fair Value
	PRIVATE INVESTMENT FUNDS — 2.9%
	United States - 2.9%
2,691,200	Coast Capital Midas Fund LP(b),(c),(d),(e),(f)			4,957,190

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,800,000)			4,957,190

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.6%
	Ireland — 1.4%
2,500,000 USD	Perrigo Finance Unlimited Company	3.9000	12/15/24	2,425,445

	United States — 1.2%
2,000,000 USD	Bath & Body Works, Inc.	6.6940	01/15/27	2,042,118

	TOTAL CORPORATE BONDS (Cost $4,470,904)			4,467,563

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS - 4.2%
7,076,584	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.25% (Cost $7,076,584)(g)	$ 7,076,584

	TOTAL INVESTMENTS - 99.7% (Cost $147,965,843)	$ 169,627,897
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	538,773
	NET ASSETS - 100.0%	$ 170,166,670

A.B.	- Aktiebolag
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
LP	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
S.E.	- Société Européene
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at December 31, 2023. Total loaned securities had a value of $9,547,824 at December 31, 2023. The loaned securities were secured with non-cash collateral of $10,135,149. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.
(b)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $5,601,361, representing 3.3% of net assets.
(c)	Non-income producing security.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as December 31, 2023, amounted to $4,957,190, which represents approximately 2.9% of the net assets of the Fund. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.
(f)	Restricted security.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2023.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 86.8%
	Bermuda - 1.9%
248,587	PAX Global Technology Ltd.	$ 192,603

	Canada - 5.3%
8,980	Quebecor, Inc., Class B(a)	213,627
8,347	TC Energy Corporation(a)	326,076
		539,703
	Chile - 5.2%
84,677,397	Vina San Pedro Tarapaca S.A.(b)	531,922

	Denmark - 1.5%
7,828	ISS A/S	149,504

	Finland - 1.5%
10,711	Wartsila OYJ Abp(a)	155,202

	France - 14.5%
2,011	Air Liquide S.A.	391,010
3,000	BNP Paribas S.A.	207,297
5,000	Cie Plastic Omnium S.A.	66,240
712	Eiffage S.A.	76,262
449	Remy Cointreau S.A.	57,005
1,030	Schneider Electric S.E.	206,705
2,894	Sodexo S.A.	318,282
10,005	Worldline S.A.(c)	173,083
		1,495,884
	Germany - 0.9%
1,480	Fraport A.G. Frankfurt Airport Services Worldwide(c)	89,473

	Indonesia - 0.5%
37,111	Gudang Garam Tbk P.T.	48,992

	Ireland - 5.0%
5,307	Perrigo Company plc	170,779

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	Ireland - 5.0% (Continued)
16,064	Ryanair Holdings plc(c)	$ 338,288
		509,067
	Israel - 1.7%
34,127	ICL Group Ltd.	172,882

	Japan - 10.7%
4,420	FANUC Corporation	130,012
2,500	Hitachi Ltd.	180,338
16,324	Nagaileben Company Ltd.	275,800
10,845	Sekisui Jushi Corporation	191,231
688	Shimano, Inc.(a)	106,554
9,900	T Hasegawa Company Ltd.(a)	218,034
		1,101,969
	Korea (Republic Of) - 2.3%
5,173	S-1 Corporation	239,552

	Luxembourg - 2.5%
3,936	Eurofins Scientific S.E.	256,288

	Mexico - 2.1%
94,587	Megacable Holdings S.A.B. de C.V.	210,841

	Netherlands - 1.4%
591	Heineken N.V.	59,987
2,555	Koninklijke Vopak N.V.	85,863
		145,850
	Singapore - 5.5%
33,601	Oversea-Chinese Banking Corp Ltd.	331,004
30,500	Singapore Exchange Ltd.	227,191
		558,195
	Spain - 4.3%
50,000	Banco Santander S.A.	208,628
8,679	Cia de Distribucion Integral Logista Holdings S.A.	234,557
		443,185

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares			Fair Value
	COMMON STOCKS — 86.8% (Continued)
	Sweden - 6.6%
6,934	Loomis A.B.		$ 184,007
27,745	MEKO A.B.		300,999
14,000	Skandinaviska Enskilda Banken A.B.		192,700
			677,706
	Switzerland - 12.0%
192	Barry Callebaut A.G.		323,926
3,750	Julius Baer Group Ltd.		210,221
3,250	Nestle S.A.		376,786
16,568	Softwareone Holding A.G.		323,055
			1,233,988
	United Kingdom - 1.4%
62,141	Firstgroup plc		138,632

	TOTAL COMMON STOCKS (Cost $8,405,249)		8,891,438

Shares		Coupon Rate (%)	Fair Value
	PREFERRED STOCKS — 1.9%
	Germany - 1.9%
2,177	Dr Ing hc F Porsche A.G.	1.0100	192,032

	TOTAL PREFERRED STOCKS (Cost $196,063)		192,032

Shares			Fair Value
	SHORT-TERM INVESTMENTS — 7.8%
	COLLATERAL FOR SECURITIES LOANED - 0.3%
27,335	State Street Navigator Securities Lending Government Money Market Portfolio, Trust Class, 5.36% (Cost $27,335)(d),(e)		27,335

	MONEY MARKET FUNDS - 7.5%
771,336	State Street Institutional Treasury Plus Money Market Fund Trust Class, Trust Class, 5.25% (Cost $771,336)(d)		771,336

	TOTAL SHORT-TERM INVESTMENTS (Cost $798,671)		798,671

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	TOTAL INVESTMENTS - 96.5% (Cost $9,399,983)	$ 9,882,141
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	354,277
	NET ASSETS - 100.0%	$ 10,236,418

A.B.	- Aktiebolag
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
S.E.	- Société Européene

(a)	Security, or a portion of the security, is out on loan at December 31, 2023. Total loaned securities had a value of $891,011 at December 31, 2023.
(b)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $531,922, representing 5.2% of net assets.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(e)	The loaned securities were secured with short-term investment cash collateral of $27,335 and noncash collateral of $922,788. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.